Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands		9 Months Ended
	Mar. 04, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Total operating revenues		$ 194,455	$ 218,750
Vessel operating expenses		(88,859)	(67,869)
Voyage, charterhire and commission expenses, net		(4,369)	(1,150)
Administrative expenses		(20,000)	(26,459)
Other operating income		0	10,316
Adjusted EBITDA		181,332	241,522
Net (loss)/income from equity method investments (note 15)		(3,287)	(1,279)
Balance sheet
Total assets		4,332,974		$ 4,083,987
Equity method investments		48,738		53,982
Fuji LNG
Balance sheet
Payments to acquire productive assets	$ 77,500
Increase (decrease) in other noncurrent assets	(15,500)
Property, plant and equipment, transfer	$ 15,500
Continuing operations
Income Statement [Abstract]
Total operating revenues		194,455	218,750
Vessel operating expenses		(88,859)	(67,869)
Voyage, charterhire and commission expenses, net		(4,369)	(1,150)
Administrative expenses		(20,000)	(26,459)
Project development (expenses)/income		(7,481)	(38,453)
Realized gain on oil and gas derivative instruments, net (note 7)		107,586	146,387
Other operating income			10,316
Adjusted EBITDA		181,332	241,522
Net (loss)/income from equity method investments (note 15)		(3,287)	(1,279)
Operating segments | Continuing operations
Income Statement [Abstract]
Net (loss)/income from equity method investments (note 15)		(3,287)	(1,279)
Operating segments | FLNG | Continuing operations
Income Statement [Abstract]
Total operating revenues		168,563	172,985
Vessel operating expenses		(62,496)	(49,238)
Voyage, charterhire and commission expenses, net		0	(450)
Administrative expenses		(1,005)	(446)
Project development (expenses)/income		(3,634)	(3,193)
Realized gain on oil and gas derivative instruments, net (note 7)		107,586	146,387
Other operating income			2,499
Adjusted EBITDA		209,014	268,544
Net (loss)/income from equity method investments (note 15)		0	0
Balance sheet
Total assets		3,325,919		3,160,457
Equity method investments		0		0
Operating segments | Corporate and other | Continuing operations
Income Statement [Abstract]
Total operating revenues		17,042	29,576
Vessel operating expenses		(17,596)	(14,483)
Voyage, charterhire and commission expenses, net		(33)	(19)
Administrative expenses		(18,970)	(26,000)
Project development (expenses)/income		(3,846)	(35,289)
Realized gain on oil and gas derivative instruments, net (note 7)		0	0
Other operating income			7,817
Adjusted EBITDA		(23,403)	(38,398)
Net (loss)/income from equity method investments (note 15)		(3,287)	(3,593)
Balance sheet
Total assets		875,052		866,088
Equity method investments		48,738		53,982
Operating segments | Shipping | Continuing operations
Income Statement [Abstract]
Total operating revenues		8,850	16,189
Vessel operating expenses		(8,767)	(4,148)
Voyage, charterhire and commission expenses, net		(4,336)	(681)
Administrative expenses		(25)	(13)
Project development (expenses)/income		(1)	29
Realized gain on oil and gas derivative instruments, net (note 7)		0	0
Other operating income			0
Adjusted EBITDA		(4,279)	11,376
Net (loss)/income from equity method investments (note 15)		0	$ 2,314
Balance sheet
Total assets		132,003		57,442
Equity method investments		$ 0		$ 0